Note 11 - Subsequent Event (Details Textual) - LPH II Loan [Member] - Subsequent Event [Member] - LPH II [Member] - USD ($) $ in Millions	Oct. 24, 2019	Oct. 28, 2019
Proceeds from Issuance of Debt	$ 1.0
Debt Instrument, Interest Rate, Effective Percentage		6.00%